Label	Element	Value
FIRST INVESTORS OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fief_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 21, 2015

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2015

Effective on or about September 21, 2015, the investment adviser, distributor and transfer agent for the First Investors Funds (“Funds”) will change their names as set forth below.  The name changes will not affect the management or operations of these entities or of the Funds.  Additionally, there will be no change to the names of the Funds and you will be able to reach the Funds through the usual means of communication.

The following changes will be effective on or about September 21, 2015:

1.	All references to “First Investors Management Company, Inc.” are replaced with “Foresters Investment Management Company, Inc.”

2.	All references to “First Investors Corporation” and “FIC” are replaced with “Foresters Financial Services, Inc.” and “FFS”, respectively.

3.	All references to “Administrative Data Management Corp.” and “ADM” are replaced with “Foresters Investor Services, Inc.” and “FIS”, respectively.

4.	All references to the web address “ www.firstinvestors.com” are replaced with “ www.forestersfinancial.com”.

5.	All references to the email address “ admcust@firstinvestors.com” are replaced with “ investorservices@foresters.com”.

6.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Opportunity Fund, under the heading “Principal Investment Strategies”, the following is added as the second sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to such securities.

7.	In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Opportunity Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

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Please retain this Supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS OPPORTUNITY FUND